Stock Options and Warrants (Tables)	6 Months Ended	12 Months Ended
	Nov. 30, 2015	May. 31, 2015
Estimated Fair Value of Options and Warrants is determined using Black-Scholes Option Valuation Model

The estimated fair value of options and warrants is determined using the Black-Scholes option valuation model with the following weighted-average assumptions for the periods ended May 31, 2015 and 2014:

	2015	2014
Risk-free rate	0.73% - 1.10%	0.52% - 1.85%
Dividend yield	—	—
Volatility	74.36% - 81.16%	78.73% - 92.92%
Expected term	2.5-3.5 years	2.5-3.5 years
Grant date fair value	$0.33 - $0.60	$.40- $.67

Stock Option and Warrant Activity

The following table represents stock option and warrant activity as of and for the six-months ended November 30, 2015:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life in Years	Aggregate Intrinsic Value
Options and warrants outstanding at May 31, 2015	31,008,915	$0.88	2.94	$5,538,335
Granted	14,074,092	0.78	—	—
Exercised	—	—	—	—
Forfeited/expired/cancelled	(465,000)	—	—	—

Options and warrants outstanding at November 30, 2015	44,618,007	0.84	3.39	4,043,336

Outstanding exercisable at November 30, 2015	41,406,237	$0.84	3.13	$3,959,503

The following table represents stock option and warrant activity for the periods ended May 31, 2015 and 2014:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life in Years	Aggregate Intrinsic Value
Options and warrants outstanding - May 31, 2013	18,146,838	$1.65	1.86	$140,321
Granted	18,414,244	0.74	—	—
Exercised	(50,000)	—	—	—
Forfeited/expired/cancelled	(5,704,721)	1.49	—	—

Options and warrants outstanding - May 31, 2014	30,806,361	1.13	3.29	177,042

Granted	9,262,038	0.93	—	—
Exercised	(2,038,974)	0.55	—	—
Forfeited/expired/cancelled	(7,020,510)	1.76	—	—

Options and warrants outstanding - May 31, 2015	31,008,915	0.88	2.94	5,538,335

Outstanding exercisable - May 31, 2015	29,898,494	$0.89	2.91	$5,334,919